                               Semi-Annual Report
          ------------------------------------------------------------

                      TIAA-CREF LIFE SEPARATE ACCOUNT VA-1

                     TIAA-CREF LIFE FUNDS-STOCK INDEX FUND

                        Financial Statements (Unaudited)
                                   including
                            Statement of Investments

                                 -------------

                                 June 30, 1999

                                     [LOGO]

          The Investment Company Act of 1940 requires TIAA-CREF Life Separate Account VA-1 to provide its contractowners with this semi-annual report to report on the financial condition and portfolio holdings of the fund(s) in which it invests. The Separate Account is also providing its own financial statements. An annual report will also be provided each year towards the end of February.

                      TIAA-CREF LIFE SEPARATE ACCOUNT VA-1
                     TIAA-CREF LIFE FUNDS-STOCK INDEX FUND

                    INDEX TO UNAUDITED FINANCIAL STATEMENTS
                                 JUNE 30, 1999
--------------------------------------------------------------------------------

                                                                           Page
                                                                           ----
 TIAA-CREF LIFE SEPARATE ACCOUNT VA-1:
   Statement of Assets and Liabilities...................................     2
   Statement of Operations...............................................     3
   Statements of Changes in Net Assets...................................     4
   Notes to Financial Statements.........................................     5

 TIAA-CREF LIFE FUNDS--STOCK INDEX FUND:
   Statement of Assets and Liabilities...................................     7
   Statement of Operations...............................................     8
   Statements of Changes in Net Assets...................................     9
   Financial Highlights..................................................    10
   Notes to Financial Statements.........................................    11
   Statement of Investments..............................................    13

                      TIAA-CREF LIFE SEPARATE ACCOUNT VA-1
                STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
                                 JUNE 30, 1999

ASSETS
  Investments, at cost............................  $3,061,159
                                                    ----------

  Shares held in Stock Index Fund of
    TIAA-CREF Life Funds..........................     111,350
  Net asset value per share ("NAV")...............       29.11
                                                    ----------
  Investments, at value (Shares X NAV)............   3,241,446
                                                    ----------
                                      TOTAL ASSETS   3,241,446
                                                    ----------

NET ASSETS........................................  $3,241,446
                                                    ----------
                                                    ----------

NUMBER OF ACCUMULATION UNITS OUTSTANDING--Notes 5
  and 6...........................................     111,087
                                                    ----------
                                                    ----------
NET ASSET VALUE, PER ACCUMULATION UNIT--Note 5....  $    29.18
                                                    ----------
                                                    ----------

                       See notes to financial statements.

                      TIAA-CREF LIFE SEPARATE ACCOUNT VA-1
                      STATEMENT OF OPERATIONS (Unaudited)
                         SIX MONTHS ENDED JUNE 30, 1999

INVESTMENT INCOME
  Income:
    Reinvested dividends..........................  $     --
                                                    --------
                                      TOTAL INCOME        --
                                                    --------

  Expenses--Note 3:
    Administrative expenses.......................     1,203
    Mortality and expense risk charges............       602
                                                    --------
                                    TOTAL EXPENSES     1,805
                                                    --------
                              INVESTMENT LOSS--NET    (1,805)
                                                    --------

REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS--Note 4
    Net realized gain on investments..............     8,516
    Net change in unrealized appreciation on
      investments.................................   176,086
                                                    --------
   NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS   184,602
                                                    --------

                        NET INCREASE IN NET ASSETS
                         RESULTING FROM OPERATIONS  $182,797
                                                    --------
                                                    --------

                       See notes to financial statements.

                      TIAA-CREF LIFE SEPARATE ACCOUNT VA-1
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                            December 1, 1998
                                           Six Months       (Commencement of
                                              Ended          Operations) to
                                          June 30, 1999    December 31, 1998
                                          -------------   --------------------
                                           (Unaudited)
FROM OPERATIONS

  Investment income (loss)--net.........    $    (1,805)       $           186
  Net realized gain on investments......          8,516                     --
  Net change in unrealized appreciation
   on investments.......................        176,086                  4,201
                                          -------------             ----------
              NET INCREASE IN NET ASSETS
               RESULTING FROM OPERATIONS        182,797                  4,387
                                          -------------             ----------

FROM CONTRACTOWNER TRANSACTIONS
  Seed money from TIAA-CREF Life........             --                100,000
  Premiums..............................      3,008,815                     --
  Net transfers to TIAA.................        (54,553)                    --
                                          -------------             ----------
    NET INCREASE IN NET ASSETS RESULTING
         FROM CONTRACTOWNER TRANSACTIONS      2,954,262                100,000
                                          -------------             ----------
              NET INCREASE IN NET ASSETS      3,137,059                104,387

NET ASSETS
  Beginning of period...................        104,387                     --
                                          -------------             ----------
  End of period.........................    $ 3,241,446        $       104,387
                                          -------------             ----------
                                          -------------             ----------

                       See notes to financial statements.

                      TIAA-CREF LIFE SEPARATE ACCOUNT VA-1
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1--ORGANIZATION

TIAA-CREF Life Separate Account VA-1 (the "Account") was established by TIAA-CREF Life Insurance Company ("TIAA-CREF Life") as a separate investment account under New York law on July 27, 1998. TIAA-CREF Life, which commenced operations as a legal reserve life insurance company under the insurance laws of the State of New York on December 18, 1996, is a wholly-owned indirect subsidiary of Teachers Insurance and Annuity Association of America ("TIAA"), also a legal reserve life insurance company which was established under the insurance laws of the State of New York in 1918.

The Account is registered with the Securities and Exchange Commission ("Commission") as a unit investment trust under the Investment Company Act of 1940. The Account invests in shares of the Stock Index Fund of TIAA-CREF Life Funds (the "Fund"), an open-end management investment company that was organized as a business trust under Delaware law on August 13, 1998. The investment objective of the Fund is favorable long-term return from a diversified portfolio selected to track the overall market for common stocks publicly traded in the United States, as represented by a broad stock market index.

The Account commenced operations on December 1, 1998 when TIAA-CREF Life purchased 4,000 Accumulation Units of the Account at $25 per Unit, for a total of $100,000. The Account began offering Accumulation Units to contractowners other than TIAA-CREF Life on January 4, 1999. At June 30, 1999, TIAA-CREF Life owned 4,000 shares of the Account with a total value of $116,717.

TIAA-CREF Life provides all administrative services for the Account. Teachers Personal Investors Services, Inc. ("TPIS"), an indirect subsidiary of TIAA, which is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc., performs distribution functions for contracts pursuant to a Principal Underwriting and Administrative Services Agreement.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Account, which are in conformity with generally accepted accounting principles.

Valuation of Investments: The market value of the investment in the Fund is based on the net asset value of the Fund as of the close of business on the valuation date.

Accounting for Investments: Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Realized gains and losses on security transactions are based on the specific identification method.

Federal Income Taxes: Based on provisions of the Internal Revenue Code, no federal taxes are attributable to the net investment experience of the Account.

NOTE 3--EXPENSE CHARGES

Daily charges are deducted from the net assets of the Account for services required to administer the Account and the contracts, and to cover certain insurance risks borne by TIAA-CREF Life. The administrative expense charge is currently set at an annual rate of 0.20% of the net assets of the Account. TIAA-CREF Life also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts equivalent to an annual rate of 0.10% of the net assets of the Account.

NOTE 4--INVESTMENTS

Purchases and sales of Fund shares for the six months ended June 30, 1999 were $3,019,827 and $67,323, respectively.

                      TIAA-CREF LIFE SEPARATE ACCOUNT VA-1
            NOTES TO FINANCIAL STATEMENTS (Unaudited) -- (Concluded)

NOTE 5--CONDENSED FINANCIAL INFORMATION

Selected condensed financial information for an Accumulation Unit of the Account is presented below.

                                           Six Months        December 1,1998
                                              Ended       (date established) to
                                          June 30, 1999     December 31,1998
                                          -------------   ---------------------
                                           (Unaudited)
Per Accumulation Unit Data:
  Investment income.....................     $  .000             $  .052
  Expenses..............................        .059                .006
                                          -------------          -------
  Investment income (loss)--net.........       (.059)               .046
  Net realized and unrealized gain on
    investments.........................       3.142               1.050
                                          -------------          -------
  Net increase in
    Accumulation Unit Value.............       3.083               1.096
  Accumulation Unit Value:
    Beginning of period.................      26.096              25.000
                                          -------------          -------
    End of period.......................     $29.179             $26.096
                                          -------------          -------
                                          -------------          -------

Total return............................      11.81%               4.39%
Ratio to Average Net Assets:
  Expenses..............................       0.15%               0.02%
  Investment income (loss)--net.........        (0.15)%            0.18%
Portfolio turnover rate.................       0.54%               0.00%
Thousands of Accumulation Units
  outstanding at end of period..........         111                   4

The percentages shown above are not annualized.

NOTE 6--ACCUMULATION UNITS

Changes in the number of Accumulation Units outstanding were as follows:

                                                           December 1,1998
                                           Six Months     (Commencement of
                                              Ended        Operations) to
                                          June 30, 1999   December 31,1998
                                          -------------   -----------------
                                           (Unaudited)
Accumulation Units:
  Credited for premiums.................     110,087            4,000
  Cancelled for transfers and
    disbursements.......................      (3,000)              --
  Outstanding:
    Beginning of period.................       4,000               --
                                          -------------         -----
    End of period.......................     111,087            4,000
                                          -------------         -----
                                          -------------         -----

                              TIAA-CREF LIFE FUNDS
                                STOCK INDEX FUND
                STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
                                 JUNE 30, 1999

ASSETS
  Investments, at cost............................  $28,024,831
  Net unrealized appreciation of investments......    3,924,881
                                                    -----------
  Investments, at value...........................   31,949,712
  Cash............................................      319,643
  Dividends and interest receivable...............       28,737
  Receivable from securities transactions.........      109,586
                                                    -----------
                                      TOTAL ASSETS   32,407,678
                                                    -----------
LIABILITIES
  Accrued expenses................................        2,140
                                                    -----------
                                 TOTAL LIABILITIES        2,140
                                                    -----------

NET ASSETS........................................  $32,405,538
                                                    -----------
                                                    -----------
Net assets consist of:
  Paid in capital.................................  $28,105,344
  Accumulated undistributed net investment
    income........................................      183,649
  Accumulated undistributed realized gains........      191,664
  Accumulated net unrealized appreciation on
    investments...................................    3,924,881
                                                    -----------

NET ASSETS........................................  $32,405,538
                                                    -----------
                                                    -----------

NUMBER OF SHARES OUTSTANDING, $.0001 par value,
  unlimited number of shares of beneficial
  interest authorized.............................    1,113,388
                                                    -----------
                                                    -----------
NET ASSET VALUE PER SHARE.........................  $     29.11
                                                    -----------
                                                    -----------

                       See notes to financial statements.

                              TIAA-CREF LIFE FUNDS
                                STOCK INDEX FUND
                      STATEMENT OF OPERATIONS (Unaudited)
                         SIX MONTHS ENDED JUNE 30, 1999

INVESTMENT INCOME
  Income:
    Interest......................................  $    4,952
    Dividends.....................................     187,392
                                                    ----------
                                      TOTAL INCOME     192,344
                                                    ----------
  Expenses--Notes 3 and 5:
    Management fee................................      42,512
    Trustee fees and expenses.....................         312
                                                    ----------
                            EXPENSES BEFORE WAIVER      42,824
    Less expenses waived by the advisor...........     (32,592)
                                                    ----------
                                      NET EXPENSES      10,232
                                                    ----------
                            INVESTMENT INCOME--NET     182,112
                                                    ----------

UNREALIZED GAIN ON INVESTMENTS--Note 4
    Net realized gain on investments..............     191,664
    Net change in unrealized appreciation on
      investments.................................   2,866,961
                                                    ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS      3,058,625
                                                    ----------

                        NET INCREASE IN NET ASSETS
                         RESULTING FROM OPERATIONS  $3,240,737
                                                    ----------
                                                    ----------

                       See notes to financial statements.

                              TIAA-CREF LIFE FUNDS
                                STOCK INDEX FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                           December 1, 1998
                                           Six Months      (Commencement of
                                              Ended         Operations) to
                                          June 30, 1999   December 31, 1998
                                          -------------   ------------------
                                           (Unaudited)
FROM OPERATIONS
  Investment income--net................   $    182,112      $        54,377
 Net realized gain on investments.......        191,664                   --
 Net change in unrealized appreciation
   on investments.......................      2,866,961            1,057,920
                                          -------------   ------------------
              NET INCREASE IN NET ASSETS
               RESULTING FROM OPERATIONS      3,240,737            1,112,297
                                          -------------   ------------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income............             --              (52,840)
                                          -------------   ------------------
                     TOTAL DISTRIBUTIONS             --              (52,840)
                                          -------------   ------------------

SHAREHOLDER TRANSACTIONS
  Seed money subscriptions..............             --           25,100,000
  Subscriptions.........................      3,019,827                   --
  Reinvestment of distributions.........             --               52,840
  Redemptions...........................        (67,323)                  --
                                          -------------   ------------------
                       NET INCREASE FROM
                SHAREHOLDER TRANSACTIONS      2,952,504           25,152,840
                                          -------------   ------------------
              NET INCREASE IN NET ASSETS      6,193,241                   --

NET ASSETS
  Beginning of period...................     26,212,297                   --
                                          -------------   ------------------
  End of period.........................   $ 32,405,538      $    26,212,297
                                          -------------   ------------------
                                          -------------   ------------------

CHANGE IN FUND SHARES:
  Shares outstanding at beginning of
    period..............................      1,006,046                   --
                                          -------------   ------------------
  Seed money subscriptions..............             --            1,004,000
  Subscriptions.........................        109,759                   --
  Shares issued in reinvestment of
    distribution........................             --                2,046
  Shares redeemed.......................         (2,417)                  --
                                          -------------   ------------------
    Net increase in shares
      outstanding.......................        107,342            1,006,046
                                          -------------   ------------------
    Shares outstanding at end of
      period............................      1,113,388            1,006,046
                                          -------------   ------------------
                                          -------------   ------------------

                       See notes to financial statements.

                              TIAA-CREF LIFE FUNDS
                                STOCK INDEX FUND
                              FINANCIAL HIGHLIGHTS

                                                          December 1, 1998
                                           Six Months     (Commencement of
                                              Ended        Operations) to
                                          June 30, 1999   December 31, 1998
                                          -------------   -----------------
                                           (Unaudited)
SELECTED PER SHARE DATA:
  Net assets value, beginning of
    period..............................     $26.05            $25.00
                                             ------            ------
  Gain from investment operations:
    Net investment income...............       0.16              0.05
    Net realized and unrealized gain on
      investments.......................       2.90              1.05
                                             ------            ------
      Total gains from investment
        operations......................       3.06              1.10
                                             ------            ------
  Distributions:
    From net investment income..........         --             (0.05)
                                             ------            ------
      Total distributions...............         --             (0.05)
                                             ------            ------
  Net asset value, end of period........     $29.11            $26.05
                                             ------            ------
                                             ------            ------

TOTAL RETURN............................     11.94%             4.41%
RATIOS AND SUPPLEMENTAL DATA
  Net assets at end of period (in
    thousands)..........................     32,406            26,212
  Ratio of expenses to average net
    assets before expense waiver........      0.15%             0.03%
  Ratio of expenses to average net
    assets after expense waiver.........      0.04%             0.01%
  Ratio of net investment income to
    average net assets..................      0.64%             0.22%
  Portfolio turnover rate...............      7.94%             0.00%

The percentages shown above are not annualized.

                       See notes to financial statements.

                              TIAA-CREF LIFE FUNDS
                                STOCK INDEX FUND
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1--ORGANIZATION

TIAA-CREF Life Funds is a Delaware business trust that was organized on August 13, 1998 and is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 as an open-end management investment company. It currently consists of one series, the Stock Index Fund (the "Fund") which invests in a diversified portfolio selected to track the overall market for common stocks publicly traded in the United States, as represented by a broad stock market index. TIAA-CREF Life Separate Account VA-1 (the "Account") which is registered with the Commission as a unit investment trust under the 1940 Act invests in the Fund. The Account is a separate account of TIAA-CREF Life Insurance Company ("TIAA-CREF Life") which commenced operations as a legal reserve life insurance company under the insurance laws of the State of New York on December 18, 1996, and is a wholly-owned indirect subsidiary of Teachers Insurance and Annuity Association of America ("TIAA"), also a legal reserve life insurance company which was established under the insurance laws of the State of New York in 1918.

The Fund commenced operations on December 1, 1998 when the Account purchased 4,000 shares at $25 per share, for a total of $100,000 and TIAA purchased 1,000,000 shares at $25 per share, for a total of $25,000,000. At June 30, 1999, the Account owned 111,350 shares in the Fund, with a total value of $3,241,446 and TIAA owned 1,002,038 shares in the Fund, with a total value of $29,164,092.

Teachers Advisors, Inc. ("Advisors"), an indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment advisory services for the Fund pursuant to an Investment Management Agreement between TIAA-CREF Life, Advisors and the Fund.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Fund, which are in conformity with generally accepted accounting principles.

Valuation of Investments: Securities listed or traded on any United States national securities exchange are valued at the last sales price as of the close of the principal securities exchange on which such securities are traded or, if there is no sale, at the mean of the last bid and asked prices on such exchange. Securities traded only in the over-the-counter market and quoted in the NASDAQ National Market System are valued at the last sales price, or at the mean of the last bid and asked prices if no sale is reported. All other over-the-counter securities are valued at the mean of the last bid and asked prices. Short-term money market instruments are stated at market value. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Board of Trustees.

Accounting for Investments: Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Interest income is recorded as earned and, for short-term money market instruments, includes accrual of discount and amortization of premium. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are accounted for on the specific identification basis.

Federal Income Taxes: As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all taxable income each year.

NOTE 3--MANAGEMENT AGREEMENTS

Daily charges are deducted from the net assets of the Fund for investment management services provided by Advisors. The Investment Management Agreement sets the investment advisory fee at an annual rate of 0.30% of the net assets of the Fund. Currently, Advisors has agreed to waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.07% of the net assets of the Fund.

                              TIAA-CREF LIFE FUNDS
                                STOCK INDEX FUND
            NOTES TO FINANCIAL STATEMENTS (Unaudited) -- (Concluded)

NOTE 4--INVESTMENTS

At June 30, 1999 the net unrealized appreciation on investments was $3,924,881, consisting of gross unrealized appreciation of $4,903,131 and gross unrealized depreciation of $978,250.

Purchases and sales of securities, other than short-term money market instruments, for the six months ended June 30, 1999, were $5,065,441 and $2,265,669, respectively.

NOTE 5--TRUSTEE FEES

The Fund pays its Trustees, who are not also officers or affiliated persons of the Fund, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their services as Trustees.

                              TIAA-CREF LIFE FUND
             STATEMENT OF INVESTMENTS--STOCK INDEX FUND (Unaudited)
                                 JUNE 30, 1999
                              SUMMARY BY INDUSTRY

                                             VALUE       %
                                          -----------  ------
COMMON STOCK
  AGRICULTURAL PRODUCTION-CROPS.........  $    19,468    0.06%
  AMUSEMENT AND RECREATION SERVICES.....        7,750    0.02
  APPAREL AND ACCESSORY STORES..........      186,113    0.57
  APPAREL AND OTHER TEXTILE PRODUCTS....       31,640    0.10
  AUTO REPAIR, SERVICES AND PARKING.....       14,000    0.04
  AUTOMOTIVE DEALERS AND SERVICE
    STATIONS............................       26,300    0.08
  BUILDING MATERIALS AND GARDEN
    SUPPLIES............................      316,799    0.98
  BUSINESS SERVICES.....................    2,534,675    7.82
  CHEMICALS AND ALLIED PRODUCTS.........    3,932,076   12.14
  COMMUNICATIONS........................    3,921,443   12.10
  DEPOSITORY INSTITUTIONS...............    2,530,819    7.81
  EATING AND DRINKING PLACES............      238,978    0.74
  EDUCATIONAL SERVICES..................       12,631    0.04
  ELECTRIC, GAS, AND SANITARY
    SERVICES............................    1,205,427    3.72
  ELECTRONIC AND OTHER ELECTRIC
    EQUIPMENT...........................    2,652,039    8.18
  ENGINEERING AND MANAGEMENT SERVICES...       36,025    0.11
  FABRICATED METAL PRODUCTS.............      233,124    0.72
  FOOD AND KINDRED PRODUCTS.............    1,089,777    3.36
  FOOD STORES...........................      218,470    0.67
  FURNITURE AND FIXTURES................       92,623    0.29
  FURNITURE AND HOMEFURNISHINGS
    STORES..............................      117,850    0.36
  GENERAL BUILDING CONTRACTORS..........       18,730    0.06
  GENERAL MERCHANDISE STORES............      737,059    2.28
  HEALTH SERVICES.......................      109,578    0.34
  HEAVY CONSTRUCTION, EXCEPT BUILDING...        2,825    0.01
  HOLDING AND OTHER INVESTMENT
    OFFICES.............................      246,944    0.76
  HOTELS AND OTHER LODGING PLACES.......      105,561    0.33
  INDUSTRIAL MACHINERY AND EQUIPMENT....    2,544,366    7.85
  INSTRUMENTS AND RELATED PRODUCTS......      694,835    2.14
  INSURANCE AGENTS, BROKERS AND
    SERVICE.............................       52,850    0.16
                                             VALUE       %
                                          -----------  ------
  INSURANCE CARRIERS....................  $ 1,701,735    5.25%
  LOCAL AND INTERURBAN PASSENGER
    TRANSIT.............................        8,387    0.03
  LUMBER AND WOOD PRODUCTS..............       73,149    0.23
  METAL MINING..........................       55,717    0.17
  MISCELLANEOUS MANUFACTURING
    INDUSTRIES..........................      136,238    0.42
  MISCELLANEOUS RETAIL..................      288,138    0.89
  MOTION PICTURES.......................      366,005    1.13
  NONDEPOSITORY INSTITUTIONS............      655,228    2.02
  NONMETALLIC MINERALS, EXCEPT FUELS....       16,625    0.05
  OIL AND GAS EXTRACTION................      208,665    0.64
  PAPER AND ALLIED PRODUCTS.............      247,069    0.76
  PERSONAL SERVICES.....................       43,062    0.13
  PETROLEUM AND COAL PRODUCTS...........    1,203,383    3.72
  PRIMARY METAL INDUSTRIES..............      111,085    0.34
  PRINTING AND PUBLISHING...............      294,253    0.91
  RAILROAD TRANSPORTATION...............      139,842    0.43
  REAL ESTATE...........................       13,212    0.04
  RUBBER AND MISCELLANEOUS PLASTIC
    PRODUCTS............................      164,572    0.51
  SECURITY AND COMMODITY BROKERS........      474,027    1.46
  STONE, CLAY, AND GLASS PRODUCTS.......       67,642    0.21
  TEXTILE MILL PRODUCTS.................        9,056    0.03
  TOBACCO PRODUCTS......................      273,182    0.84
  TRANSPORTATION BY AIR.................      163,855    0.51
  TRANSPORTATION EQUIPMENT..............      954,669    2.95
  TRANSPORTATION SERVICES...............       25,912    0.08
  TRUCKING AND WAREHOUSING..............        4,631    0.01
  WATER TRANSPORTATION..................       13,600    0.04
  WHOLESALE TRADE-DURABLE GOODS.........       67,362    0.21
  WHOLESALE TRADE-NONDURABLE GOODS......      238,636    0.74
                                          -----------  ------
 TOTAL COMMON STOCK
  (COST $28,024,831)....................   31,949,712   98.59
                                          -----------  ------
 TOTAL PORTFOLIO
  (COST $28,024,831)....................   31,949,712   98.59
  OTHER ASSETS & LIABILITIES, NET.......      455,826    1.41
                                          -----------  ------
 NET ASSETS.............................  $32,405,538  100.00%
                                          -----------  ------
                                          -----------  ------

                       See notes to financial statements.                     13

                              TIAA-CREF LIFE FUND
             STATEMENT OF INVESTMENTS--STOCK INDEX FUND (Unaudited)
                                 JUNE 30, 1999

SHARES                                                                                       VALUE
------                                                                                    ------------
COMMON STOCK--98.59%
 AGRICULTURAL PRODUCTION-CROPS--0.06%
  500     PIONEER-HI-BRED INTERNATIONAL, INC............................................  $     19,468
                                                                                          ------------
 AMUSEMENT AND RECREATION SERVICES--0.02%
  200   - HARRAH'S ENTERTAINMENT, INC...................................................         4,400
  200   - MIRAGE RESORT, INC............................................................         3,350
                                                                                          ------------
                                                                                                 7,750
                                                                                          ------------
 APPAREL AND ACCESSORY STORES--0.57%
  400   - ABERCROMBIE & FITCH CO (CLASS A)..............................................        19,200
1,950     GAP, INC......................................................................        98,231
  174     LIMITED, INC..................................................................         7,895
  200     NORDSTROM, INC................................................................         6,700
  200   - PAYLESS SHOESOURCE, INC.......................................................        10,700
  200     ROSS STORES, INC..............................................................        10,075
1,000     TJX COS, INC..................................................................        33,312
                                                                                          ------------
                                                                                               186,113
                                                                                          ------------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.10%
  400   - FRUIT OF THE LOOM LTD (CLASS A)...............................................         3,900
  450   - JONES APPAREL GROUP, INC......................................................        15,440
  100     VF CORP.......................................................................         4,275
  300     WARNACO GROUP, INC (CLASS A)..................................................         8,025
                                                                                          ------------
                                                                                                31,640
                                                                                          ------------
 AUTO REPAIR, SERVICES AND PARKING--0.04%
  100     HERTZ CORP (CLASS A)..........................................................         6,200
  300     RYDER SYSTEM, INC.............................................................         7,800
                                                                                          ------------
                                                                                                14,000
                                                                                          ------------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.08%
  800   - AUTONATION, INC...............................................................        14,250
  400   - AUTOZONE, INC.................................................................        12,050
                                                                                          ------------
                                                                                                26,300
                                                                                          ------------
 BUILDING MATERIALS AND GARDEN SUPPLIES--0.98%
4,100     HOME DEPOT, INC...............................................................       264,193
  928     LOWES COS, INC................................................................        52,606
                                                                                          ------------
                                                                                               316,799
                                                                                          ------------
 BUSINESS SERVICES--7.82%
  300   - ACNEILSEN CORP................................................................         9,075
  100   - ACXIOM CORP...................................................................         2,493
  300     ADOBE SYSTEMS, INC............................................................        24,646
  200   - AFFILIATED COMPUTER SERVICES, INC (CLASS A)...................................        10,125
2,900     AMERICA ONLINE, INC...........................................................       320,450
  200   - AMERICAN MANAGEMENT SYSTEMS, INC..............................................         6,412
  200     AUTODESK, INC.................................................................         5,912
1,400     AUTOMATIC DATA PROCESSING, INC................................................        61,600
  800   - BMC SOFTWARE, INC.............................................................        43,200
  700   - CADENCE DESIGN SYSTEMS, INC...................................................         8,925
  100   - CATALINA MARKETING CORP.......................................................         9,200
  300   - CENTURY BUSINESS SERVICES, INC................................................         4,350
  300   - CERIDIAN CORP.................................................................         9,806
  100   - CHOICEPOINT, INC..............................................................         6,712
  200   - CITRIX SYSTEMS, INC...........................................................        11,300
  200   - CMGI, INC.....................................................................        22,812
  200   - CNET, INC.....................................................................        11,525
1,300     COMPUTER ASSOCIATES INTERNATIONAL, INC........................................        71,500
  100   - COMPUTER HORIZONS CORP........................................................         1,381
  400   - COMPUTER SCIENCES CORP........................................................        27,675
1,000   - COMPUWARE CORP................................................................        31,812
  600   - CONVERGYS CORP................................................................        11,550
  300   - CSG SYSTEMS INTERNATIONAL, INC................................................         7,856


SHARES                                                                                       VALUE
------                                                                                    ------------
  100   - DOUBLECLICK, INC..............................................................  $      9,175
  100   - EARTHLINK NETWORK, INC........................................................         6,143
  300   - ELECTRONIC ARTS, INC..........................................................        16,275
1,000     ELECTRONIC DATA SYSTEMS CORP..................................................        56,562
  300   - ELECTRONICS FOR IMAGING, INC..................................................        15,412
  300     EQUIFAX, INC..................................................................        10,706
  408   - EXCITE AT HOME................................................................        22,006
1,200     FIRST DATA CORP...............................................................        58,725
  150   - FISERV, INC...................................................................         4,696
  300   - GTECH HOLDINGS CORP...........................................................         7,068
  700     IMS HEALTH, INC...............................................................        21,875
1,000   - INFORMIX CORP.................................................................         8,531
  300   - INTERIM SERVICES, INC.........................................................         6,187
  150   - INTERNATIONAL NETWORK SERVICES................................................         6,056
  400     INTERPUBLIC GROUP OF COS, INC.................................................        34,650
  200   - INTUIT, INC...................................................................        18,025
  300   - J.D. EDWARDS & CO.............................................................         5,550
  300   - KEANE, INC....................................................................         6,787
  100   - LABOR READY, INC..............................................................         3,250
  200   - LAMAR ADVERTISING CO (CLASS A)................................................         8,187
  200   - LYCOS, INC....................................................................        18,375
  100   - MACROMEDIA, INC...............................................................         3,525
  400     MANPOWER, INC.................................................................         9,050
  200   - MEDQUIST, INC.................................................................         8,750
  100   - MERCURY INTERACTIVE CORP......................................................         3,537
  100   - METAMOR WORLDWIDE, INC........................................................         2,406
9,400   - MICROSOFT CORP................................................................       847,762
  100     NATIONAL COMPUTER SYSTEMS, INC................................................         3,375
  200     NATIONAL DATA CORP............................................................         8,550
  100   - NETWORK APPLIANCE, INC........................................................         5,587
  500   - NETWORKS ASSOCIATES, INC......................................................         7,343
  300   - NOVA CORP (GEORGIA)...........................................................         7,500
  700   - NOVELL, INC...................................................................        18,550
  400     OMNICOM GROUP, INC............................................................        32,000
2,900   - ORACLE CORP...................................................................       107,662
  300   - PARAMETRIC TECHNOLOGY CORP....................................................         4,162
  750     PAYCHEX, INC..................................................................        23,906
  200   - POLICY MANAGEMENT SYSTEMS CORP................................................         6,000
  200  #- PROCURENET, INC...............................................................            30
  100   - PSINET, INC...................................................................         4,375
  100   - QRS CORP......................................................................         7,800
  400   - RATIONAL SOFTWARE CORP........................................................        13,175
  200   - REALNETWORKS, INC.............................................................        13,775
  400   - ROBERT HALF INTERNATIONAL, INC................................................        10,400
  100     SEI INVESTMENT CO.............................................................         8,825
  100     SHARED MEDICAL SYSTEMS CORP...................................................         6,525
  300   - SIEBEL SYSTEMS, INC...........................................................        19,912
  200   - SNYDER COMMUNICATIONS, INC....................................................         6,550
  200   - STERLING COMMERCE, INC........................................................         7,300
  200   - STRUCTURAL DYNAMICS RESEARCH CORP.............................................         3,712
1,900   - SUN MICROSYSTEMS, INC.........................................................       130,862
  500   - SUNGARD DATA SYSTEMS, INC.....................................................        17,250
  300   - SYMANTEC CORP.................................................................         7,650
  300     TRUE NORTH COMMUNICATIONS, INC................................................         9,000
  200   - USWEB CORP....................................................................         4,437
  300   - VALASSIS COMMUNICATIONS, INC..................................................        10,987
  200   - VERITAS SOFTWARE CORP.........................................................        18,987
  400   - YAHOO, INC....................................................................        68,900
                                                                                          ------------
                                                                                             2,534,675
                                                                                          ------------
 CHEMICALS AND ALLIED PRODUCTS--12.14%
4,100     ABBOTT LABORATORIES CO........................................................       186,550

14                     See notes to financial statements.

SHARES                                                                                       VALUE
------                                                                                    ------------
 CHEMICALS AND ALLIED PRODUCTS--(CONTINUED)
  600     AIR PRODUCTS & CHEMICALS, INC.................................................  $     24,150
  300     ALBERTO CULVER CO (CLASS B)...................................................         7,987
  200     ALLERGAN, INC.................................................................        22,200
  200     ALPHARMA, INC (CLASS A).......................................................         7,112
  200   - ALZA CORP.....................................................................        10,175
3,400     AMERICAN HOME PRODUCTS CORP...................................................       195,500
1,400   - AMGEN, INC....................................................................        85,225
  100     ARCH CHEMICALS, INC...........................................................         2,431
  600     AVON PRODUCTS, INC............................................................        33,300
  600   - BIOGEN, INC...................................................................        38,587
5,200     BRISTOL MYERS SQUIBB CO.......................................................       366,275
  500     CABOT CORP....................................................................        12,093
  300   - CENTOCOR, INC.................................................................        13,987
  269     CLOROX CO.....................................................................        28,732
  800     COLGATE PALMOLIVE CO..........................................................        79,000
  400   - CROMPTON & KNOWLES CORP.......................................................         7,825
  200   - CYTEC INDUSTRIES, INC.........................................................         6,375
  600     DOW CHEMICAL CO...............................................................        76,125
2,800     DU PONT (E.I.) DE NEMOURS & CO................................................       191,275
  100     EASTMAN CHEMICAL CO...........................................................         5,175
  500     ECOLAB, INC...................................................................        21,812
  100   - FMC CORP......................................................................         6,831
  100   - GENZYME CORP (GENERAL DIVISION)...............................................         4,850
  100   - GILEAD SCIENCES, INC..........................................................         5,225
  400     HERCULES, INC.................................................................        15,725
  100   - HUMAN GENOME SCIENCES, INC....................................................         3,950
  200   - ICN PHARMACEUTICALS, INC......................................................         6,437
  100   - ICOS CORP.....................................................................         4,081
  200   - IDEC PHARMACEUTICALS CORP.....................................................        15,412
  500     IMC GLOBAL, INC...............................................................         8,812
  200   - IMMUNEX CORP..................................................................        25,487
  200     INTERNATIONAL FLAVORS & FRAGRANCES, INC.......................................         8,875
  600   - IVAX CORP.....................................................................         8,475
3,600     JOHNSON & JOHNSON CO..........................................................       352,800
  200     JONES PHARMACEUTICAL, INC.....................................................         7,875
  400     LAUDER (ESTEE) CO (CLASS A)...................................................        20,050
2,300     LILLY (ELI) & CO..............................................................       164,737
  300     LUBRIZOL CORP.................................................................         8,175
  400     MALLINCKRODT, INC.............................................................        14,550
  200   - MEDIMMUNE, INC................................................................        13,550
6,200     MERCK & CO, INC...............................................................       458,800
  400     MILLENNIUM CHEMICAL, INC......................................................         9,425
1,700     MONSANTO CO...................................................................        67,043
  400     MYLAN LABORATORIES, INC.......................................................        10,600
  300     NALCO CHEMICAL CORP...........................................................        15,562
  200     OLIN CORP.....................................................................         2,637
  400   - PERRIGO CO....................................................................         3,050
3,500     PFIZER, INC...................................................................       384,125
1,200     PHARMACIA & UPJOHN, INC.......................................................        68,175
  500     PPG INDUSTRIES, INC...........................................................        29,531
  500     PRAXAIR, INC..................................................................        24,468
3,500     PROCTER & GAMBLE CO...........................................................       312,375
  200   - REXALL SUNDOWN, INC...........................................................         2,437
  100   - ROBERTS PHARMACEUTICAL CORP...................................................         2,425
  458     ROHM & HAAS CO................................................................        19,636
3,900     SCHERING-PLOUGH CORP..........................................................       206,700
  300     SCHULMAN (A.), INC............................................................         5,156
  700     SHERWIN-WILLIAMS CO...........................................................        19,425
  400     SIGMA ALDRICH CORP............................................................        13,775
  200     UNION CARBIDE CORP............................................................         9,750
2,100     WARNER-LAMBERT CO.............................................................       145,687
  100   - WATSON PHARMACEUTICALS, INC...................................................         3,506
                                                                                          ------------
                                                                                             3,932,076
                                                                                          ------------
 COMMUNICATIONS--12.10%
  200   - ADELPHIA COMMUNICATIONS CORP (CLASS A)........................................        12,725


SHARES                                                                                       VALUE
------                                                                                    ------------
  200     ALIANT COMMUNICATIONS, INC....................................................  $      9,237
  500     ALLTEL CORP...................................................................        35,750
2,900     AMERITECH CORP................................................................       213,150
  100   - ASSOCIATED GROUP, INC (CLASS A)...............................................         6,512
8,445     AT&T CORP.....................................................................       471,336
2,968   - AT&T CORP-LIBERTY MEDIA GROUP (CLASS A).......................................       109,074
4,300     BELL ATLANTIC CORP............................................................       281,112
5,300     BELLSOUTH CORP................................................................       248,437
  400   - CABLEVISION SYSTEMS CORP (CLASS A)............................................        28,000
  100   - CAPSTAR BROADCASTING CORP (CLASS A)...........................................         2,737
2,000   - CBS CORP......................................................................        86,875
  400     CENTURYTEL, INC...............................................................        15,900
  200   - CHANCELLOR MEDIA CORP (CLASS A)...............................................        11,025
  300     CINCINNATI BELL, INC..........................................................         7,481
  600   - CLEAR CHANNEL COMMUNICATIONS, INC.............................................        41,362
1,800     COMCAST CORP (CLASS A) SPECIAL................................................        69,187
  200   - CONCENTRIC NETWORK CORP.......................................................         7,950
  200   - COX COMMUNICATIONS, INC (CLASS A).............................................         7,362
  100   - EXODUS COMMUNICATIONS, INC....................................................        11,993
  300     FRONTIER CORP.................................................................        17,700
  200   - GLOBAL TELESYSTEMS GROUP, INC.................................................        16,200
2,600     GTE CORP......................................................................       196,950
  300   - HEARST-ARGYLE TELEVISION, INC.................................................         7,200
  200   - HISPANIC BROADCASTING CORP....................................................        15,175
  300   - ICG COMMUNICATIONS, INC.......................................................         6,412
  200   - ITC DELTACOM, INC.............................................................         5,600
  900   - LEVEL 3 COMMUNICATIONS, INC...................................................        54,056
7,990     LUCENT TECHNOLOGIES, INC......................................................       538,825
5,000   - MCI WORLDCOM, INC.............................................................       430,312
1,500   - MEDIA ONE GROUP, INC..........................................................       111,562
  400   - NEXTEL COMMUNICATIONS, INC (CLASS A)..........................................        20,075
  100   - NEXTLINK COMMUNICATIONS, INC..................................................         7,437
  200   - NTL, INC......................................................................        17,237
  300   - QWEST COMMUNICATIONS INTERNATIONAL, INC.......................................         9,918
5,300     SBC COMMUNICATIONS, INC.......................................................       307,400
  400   - SKYTEL COMMUNICATIONS, INC....................................................         8,375
1,800     SPRINT CORP (FON GROUP).......................................................        95,062
  900   - SPRINT CORP (PCS GROUP).......................................................        51,412
  200     TCA CABLE TV, INC.............................................................        11,100
1,400     U.S. WEST, INC................................................................        82,250
  300   - U.S.A. NETWORKS, INC..........................................................        12,037
1,600   - VIACOM, INC (CLASS B).........................................................        70,400
  700   - VODAFONE GROUP PLC ADR........................................................       137,900
  100   - VOICESTREAM WIRELESS CORP.....................................................         2,843
  400   - WESTERN WIRELESS CORP (CLASS A)...............................................        10,800
                                                                                          ------------
                                                                                             3,921,443
                                                                                          ------------
 DEPOSITORY INSTITUTIONS--7.81%
  300     AMSOUTH BANCORP...............................................................         6,956
  300     ASSOCIATED BANC-CORP..........................................................        12,450
  100     ASTORIA FINANCIAL CORP........................................................         4,393
  300     BANCORPSOUTH, INC.............................................................         5,437
  200     BANCWEST CORP.................................................................         7,425
4,700     BANK OF AMERICA CORP..........................................................       344,568
1,800     BANK OF NEW YORK CO, INC......................................................        66,037
3,100     BANK ONE CORP.................................................................       184,643
  800     BANKBOSTON CORP...............................................................        40,900
  600     BB&T CORP.....................................................................        22,012
  100     CCB FINANCIAL CORP............................................................         5,287
  700     CHARTER ONE FINANCIAL, INC....................................................        19,468
2,300     CHASE MANHATTAN CORP..........................................................       199,237
  200     CITY NATIONAL CORP............................................................         7,487
  500     COMERICA, INC.................................................................        29,718
  200     COMMERCE BANCSHARES, INC......................................................         8,050
  300     COMMUNITY FIRST BANKSHARES, INC...............................................         7,162
  100   - CONCORD EFS, INC..............................................................         4,231
  200     CULLEN FROST BANKERS, INC.....................................................         5,512

                       See notes to financial statements.                     15

SHARES                                                                                       VALUE
------                                                                                    ------------
 DEPOSITORY INSTITUTIONS--(CONTINUED)
  600     DIME BANCORP, INC.............................................................  $     12,075
  210     F.N.B. CORP...................................................................         5,670
  600     FIFTH THIRD BANCORP...........................................................        39,937
  500     FIRST AMERICAN CORP...........................................................        20,781
  600     FIRST SECURITY CORP...........................................................        16,350
  200     FIRST TENNESSEE NATIONAL CORP.................................................         7,662
2,500     FIRST UNION CORP..............................................................       117,500
1,500     FIRSTAR CORP..................................................................        42,000
1,700     FLEET FINANCIAL GROUP, INC....................................................        75,437
  220     FULTON FINANCIAL CORP.........................................................         4,551
  700   - GOLDEN STATE BANCORP, INC.....................................................        15,400
  300     GOLDEN WEST FINANCIAL CORP....................................................        29,400
  200     GREENPOINT FINANCIAL CORP.....................................................         6,562
  900     HIBERNIA CORP (CLASS A).......................................................        14,118
  300     HUDSON UNITED BANCORP.........................................................         9,187
  600     HUNTINGTON BANCSHARES, INC....................................................        21,000
  400     INDEPENDENCE COMMUNITY BANK CORP..............................................         5,400
1,400     KEYCORP.......................................................................        44,975
  200     MARSHALL & ILSLEY CORP........................................................        12,875
1,900     MBNA CORP.....................................................................        58,187
1,200     MELLON BANK CORP..............................................................        43,650
  300     MERCANTILE BANCORP, INC.......................................................        17,137
  200     MERCANTILE BANKSHARES CORP....................................................         7,075
  500     MORGAN (J.P.) & CO, INC.......................................................        70,250
  900     NATIONAL CITY CORP............................................................        58,950
  600     NORTH FORK BANCORP, INC.......................................................        12,787
  300     NORTHERN TRUST CORP...........................................................        29,100
  105     OLD KENT FINANCIAL CORP.......................................................         4,396
  200     ONE VALLEY BANCORP, INC.......................................................         7,500
  400     PACIFIC CENTURY FINANCIAL CORP................................................         8,625
  900     PNC BANK CORP.................................................................        51,862
  700     POPULAR, INC..................................................................        21,218
  100     PROVIDENT FINANCIAL GROUP.....................................................         4,375
  400     PROVIDIAN FINANCIAL CORP......................................................        37,400
  700     REGIONS FINANCIAL CORP........................................................        26,906
  400     REPUBLIC NEW YORK CORP........................................................        27,275
  200     ROSLYN BANCORP, INC...........................................................         3,437
  700     SOUTHTRUST CORP...............................................................        26,862
  300     STATE STREET CORP.............................................................        25,612
  600     SUMMIT BANCORP................................................................        25,087
  696     SUNTRUST BANKS, INC...........................................................        48,328
  400     SYNOVUS FINANCIAL CORP........................................................         7,950
  300     TCF FINANCIAL CORP............................................................         8,362
  200     TRUSTMARK CORP................................................................         4,575
1,700     U.S. BANCORP..................................................................        57,800
  100     U.S. TRUST CORP...............................................................         9,250
  600     UNION PLANTERS CORP...........................................................        26,812
  200     UNIONBANCAL CORP..............................................................         7,225
  300     UST CORP......................................................................         9,075
  315     VALLEY NATIONAL BANCORP.......................................................         9,056
  500     WACHOVIA CORP.................................................................        42,781
  220     WASHINGTON FEDERAL, INC.......................................................         4,936
1,400     WASHINGTON MUTUAL, INC........................................................        49,525
  200     WEBSTER FINANCIAL CORP........................................................         5,425
4,300     WELLS FARGO CO................................................................       183,825
  100     ZIONS BANCORP.................................................................         6,350
                                                                                          ------------
                                                                                             2,530,819
                                                                                          ------------
 EATING AND DRINKING PLACES--0.74%
  300     BOB EVANS FARMS, INC..........................................................         5,962
  300   - BRINKER INTERNATIONAL, INC....................................................         8,156
  100   - CEC ENTERTAINMENT, INC........................................................         4,225
  330     CKE RESTAURANTS, INC..........................................................         5,362
  800     DARDEN RESTAURANTS, INC.......................................................        17,450
  300   - FOODMAKER, INC................................................................         8,512
  500     MARRIOTT INTERNATIONAL (CLASS A)..............................................        18,687


SHARES                                                                                       VALUE
------                                                                                    ------------
3,600     MCDONALD'S CORP...............................................................  $    148,725
  300   - TRICON GLOBAL RESTAURANTS, INC................................................        16,237
  200     WENDYS INTERNATIONAL, INC.....................................................         5,662
                                                                                          ------------
                                                                                               238,978
                                                                                          ------------
 EDUCATIONAL SERVICES--0.04%
  200   - DEVRY, INC....................................................................         4,475
  300   - SYLVAN LEARNING SYSTEMS, INC..................................................         8,156
                                                                                          ------------
                                                                                                12,631
                                                                                          ------------
 ELECTRIC, GAS, AND SANITARY SERVICES--3.72%
  200   - AES CORP......................................................................        11,625
  300     AGL RESOURCES, INC............................................................         5,531
  600     ALLEGHENY ENERGY, INC.........................................................        19,237
  200     ALLIANT ENERGY CORP...........................................................         5,675
  500   - ALLIED WASTE INDUSTRIES, INC..................................................         9,875
  600     AMEREN CORP...................................................................        23,025
  700     AMERICAN ELECTRIC POWER CO, INC...............................................        26,293
  100     ATMOS ENERGY CORP.............................................................         2,500
  400     AVISTA CORP...................................................................         6,500
  600     BROWNING FERRIS INDUSTRIES, INC...............................................        25,800
  300     CAROLINA POWER & LIGHT CO.....................................................        12,843
  900     CENTRAL & SOUTH WEST CORP.....................................................        21,037
  200     CENTRAL HUDSON GAS & ELECTRIC CORP............................................         8,400
  700     CINERGY CORP..................................................................        22,400
  100     CMS ENERGY CORP...............................................................         4,187
  700     COASTAL CORP..................................................................        28,000
  400     COLUMBIA ENERGY GROUP.........................................................        25,075
  600     CONECTIV, INC.................................................................        14,662
  400     CONSOLIDATED EDISON CO OF N.Y., INC...........................................        18,100
  400     CONSOLIDATED NATURAL GAS CO...................................................        24,300
  700     CONSTELLATION ENERGY GROUP....................................................        20,737
  500     DOMINION RESOURCES, INC.......................................................        21,656
  600     DTE ENERGY CO.................................................................        24,000
  800     DUKE ENERGY CORP..............................................................        43,500
  200     EASTERN ENTERPRISES CO........................................................         7,950
1,100     EDISON INTERNATIONAL CO.......................................................        29,425
  200     EL PASO ENERGY CORP...........................................................         7,037
  400     ENTERGY CORP..................................................................        12,500
  200     EQUITABLE RESOURCES, INC......................................................         7,550
  900     FIRSTENERGY CORP..............................................................        27,900
  400     FLORIDA PROGRESS CORP.........................................................        16,525
  300     FPL GROUP, INC................................................................        16,387
  600     GPU, INC......................................................................        25,312
  200     HAWAIIAN ELECTRIC INDUSTRIES, INC.............................................         7,100
  200     IDACORP, INC..................................................................         6,300
  400     ILLINOVA CORP.................................................................        10,900
  100     INDIANA ENERGY, INC...........................................................         2,131
  300     KANSAS CITY POWER & LIGHT CO..................................................         7,650
  100   - KEYSPAN CORP..................................................................         2,637
  700     LOUISVILLE GAS & ELECTRIC ENERGY CORP.........................................        14,700
  400     MCN ENERGY GROUP, INC.........................................................         8,300
  300   - MIDAMERICAN ENERGY HOLDINGS CO................................................        10,387
  200     NATIONAL FUEL GAS CO..........................................................         9,700
  500     NEW CENTURY ENERGIES, INC.....................................................        19,406
  600   - NIAGARA MOHWAK HOLDINGS, INC..................................................         9,637
  300     NICOR, INC....................................................................        11,418
  800     NORTHERN STATES POWER CO......................................................        19,350
  400     OGE ENERGY CORP...............................................................         9,500
  400     PACIFICORP....................................................................         7,350
  400     PECO ENERGY CO................................................................        16,750
  200     PEOPLES ENERGY CORP...........................................................         7,537
1,200     PG&E CORP.....................................................................        39,000
  400     PINNACLE WEST CAPITAL CORP....................................................        16,100
  400     POTOMAC ELECTRIC POWER CO.....................................................        11,775
  800     PP&L RESOURCES, INC...........................................................        24,600
  400     PUBLIC SERVICE ENTERPRISE GROUP, INC..........................................        16,350

16                     See notes to financial statements.

SHARES                                                                                       VALUE
------                                                                                    ------------
 ELECTRIC, GAS, AND SANITARY SERVICES--(CONTINUED)
  300     PUGET SOUND ENERGY, INC.......................................................  $      7,200
  500     QUESTAR CORP..................................................................         9,562
  900     RELIANT ENERGY, INC...........................................................        24,862
  300     ROCHESTER GAS & ELECTRIC CORP.................................................         7,968
  400     SCANA CORP....................................................................         9,350
1,000     SEMPRA ENERGY.................................................................        22,625
  100     SONAT, INC....................................................................         3,312
1,500     SOUTHERN CO...................................................................        39,750
  700     TECO ENERGY, INC..............................................................        15,925
  600     TEXAS UTILITIES CO............................................................        24,750
  300     UGI CORP......................................................................         6,056
  600     UNICOM CORP...................................................................        23,137
  450     UTILICORP UNITED, INC.........................................................        10,940
  300     WASHINGTON GAS LIGHT CO.......................................................         7,800
1,400   - WASTE MANAGEMENT, INC.........................................................        75,250
1,100     WILLIAMS COS, INC.............................................................        46,818
  200     WPS RESOURCES CORP............................................................         6,000
                                                                                          ------------
                                                                                             1,205,427
                                                                                          ------------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--8.18%
  300   - ADC TELECOMMUNICATIONS, INC...................................................        13,668
  400   - ADVANCED MICRO DEVICES, INC...................................................         7,225
  600     ALLEGHENY TELEDYNE, INC.......................................................        13,575
  400   - ALTERA CORP...................................................................        14,725
  200   - AMERICAN POWER CONVERSION CORP................................................         4,025
  200     AMETEK, INC...................................................................         4,600
  500   - ANALOG DEVICES, INC...........................................................        25,093
  500   - ANDREW CORP...................................................................         9,468
  600   - ATMEL CORP....................................................................        15,712
  100   - BROADCOM CORP (CLASS A).......................................................        14,456
  600   - CIENA CORP....................................................................        18,112
  100   - COMMSCOPE, INC................................................................         3,075
  300   - COMVERSE TECHNOLOGY, INC......................................................        22,650
  100   - CONEXANT SYSTEMS, INC.........................................................         5,806
  100     COOPER INDUSTRIES, INC........................................................         5,200
  500   - CYPRESS SEMICONDUCTOR CORP....................................................         8,250
  100     DALLAS SEMICONDUCTOR CORP.....................................................         5,050
  100   - DII GROUP, INC................................................................         3,731
  100   - ECHOSTAR COMMUNICATIONS CORP (CLASS A)........................................        15,343
1,000     EMERSON ELECTRIC CO...........................................................        62,875
8,800     GENERAL ELECTRIC CO...........................................................       994,400
  200   - GENERAL INSTRUMENT CORP.......................................................         8,500
  200     HARRIS CORP...................................................................         7,837
8,900     INTEL CORP....................................................................       529,550
  300   - JABIL CIRCUIT, INC............................................................        13,537
  100   - LATTICE SEMICONDUCTOR CORP....................................................         6,225
  600     LINEAR TECHNOLOGY CO..........................................................        40,350
  600   - LSI LOGIC CORP................................................................        27,675
  200   - MAXIM INTEGRATED PRODUCTS.....................................................        13,300
  300     MAYTAG CO.....................................................................        20,906
  100   - MICROCHIP TECHNOLOGY, INC.....................................................         4,737
  500   - MICRON TECHNOLOGY, INC........................................................        20,156
  100   - MMC NETWORKS, INC.............................................................         4,475
  200     MOLEX, INC....................................................................         7,400
1,600     MOTOROLA, INC.................................................................       151,600
  100   - PLANTRONICS, INC..............................................................         6,512
  200   - PMC-SIERRA, INC...............................................................        11,787
  100   - QLOGIC CORP...................................................................        13,200
  400   - QUALCOMM, INC.................................................................        57,400
  100   - RAMBUS, INC...................................................................         9,218
  400     RAYCHEM CORP..................................................................        14,800
  100   - RAYOVAC CORP..................................................................         2,268
  200   - SANMINA CORP..................................................................        15,175
  200   - SCI SYSTEMS, INC..............................................................         9,500
  100     SCIENTIFIC-ATLANTA, INC.......................................................         3,600
  400   - SENSORMATIC ELECTRONICS CORP..................................................         5,575


SHARES                                                                                       VALUE
------                                                                                    ------------
  700   - SOLECTRON CORP................................................................  $     46,681
  100     TELEFLEX, INC.................................................................         4,343
1,000   - TELLABS, INC..................................................................        67,562
1,100     TEXAS INSTRUMENTS, INC........................................................       159,500
  300     THOMAS & BETTS CORP...........................................................        14,175
  200   - UCAR INTERNATIONAL, INC.......................................................         5,050
  100   - UNIPHASE CORP.................................................................        16,600
  375   - VISHAY INTERTECHNOLOGY, INC...................................................         7,875
  300   - VITESSE SEMICONDUCTOR CORP....................................................        20,231
  200     WHIRLPOOL CORP................................................................        14,800
  400   - XILINX, INC...................................................................        22,900
                                                                                          ------------
                                                                                             2,652,039
                                                                                          ------------
 ENGINEERING AND MANAGEMENT SERVICES--0.11%
  200   - CATALYTICA, INC...............................................................         2,800
  200   - JACOBS ENGINEERING GROUP, INC.................................................         7,600
  200   - METZLER GROUP, INC............................................................         5,525
  300   - QUINTILES TRANSNATIONAL CORP..................................................        12,600
  400     SERVICEMASTER CO..............................................................         7,500
                                                                                          ------------
                                                                                                36,025
                                                                                          ------------
 FABRICATED METAL PRODUCTS--0.72%
  200     CRANE CO......................................................................         6,287
  500     CROWN CORK & SEAL CO, INC.....................................................        14,250
3,000     GILLETTE CO...................................................................       123,000
  200     HARSCO CORP...................................................................         6,400
  400     MARK IV INDUSTRIES, INC.......................................................         8,450
1,000     MASCO CORP....................................................................        28,875
  200     PARKER-HANNIFIN CORP..........................................................         9,150
  300     ROCKWELL INTERNATIONAL CORP...................................................        18,225
  300     SNAP-ON, INC..................................................................        10,856
  300   - TOWER AUTOMOTIVE, INC.........................................................         7,631
                                                                                          ------------
                                                                                               233,124
                                                                                          ------------
 FOOD AND KINDRED PRODUCTS--3.36%
1,300     ANHEUSER BUSCH COS, INC.......................................................        92,218
1,600     ARCHER DANIELS MIDLAND CO.....................................................        24,700
  600     BESTFOODS, INC................................................................        29,700
  400     CAMPBELL SOUP CO..............................................................        18,550
6,000     COCA COLA CO..................................................................       375,000
  800     COCA COLA ENTERPRISES, INC....................................................        23,800
1,500     CONAGRA, INC..................................................................        39,937
  300     CORN PRODUCTS INTERNATIONAL, INC..............................................         9,131
  200     DEAN FOODS CO.................................................................         8,312
  300     DOLE FOOD, INC................................................................         8,812
  500     GENERAL MILLS, INC............................................................        40,187
  900     HEINZ (H.J.) CO...............................................................        45,112
  100     HERSHEY FOODS CORP............................................................         5,937
  200     HORMEL FOODS CORP.............................................................         8,050
  500     IBP, INC......................................................................        11,875
  300     INTERSTATE BAKERIES CORP......................................................         6,731
  200   - KEEBLER FOODS CO..............................................................         6,075
  400     KELLOGG CO....................................................................        13,200
  100     LANCASTER COLONY CORP.........................................................         3,450
  200     MCCORMICK & CO, INC (NON-VOTE)................................................         6,312
1,000     NABISCO GROUP HOLDINGS........................................................        19,562
3,600     PEPSICO, INC..................................................................       139,275
  400     QUAKER OATS CO................................................................        26,550
  600     RALSTON PURINA CO.............................................................        18,262
2,200     SARA LEE CORP.................................................................        49,912
  200   - SMITHFIELD FOODS, INC.........................................................         6,687
  200   - SUIZA FOODS CORP..............................................................         8,375
  103     TOOTSIE ROLL INDUSTRIES, INC..................................................         3,978
  700     TYSON FOODS, INC..............................................................        15,750
  300     UNIVERSAL FOODS CORP..........................................................         6,337
  200     WRIGLEY (WM) JR CO............................................................        18,000
                                                                                          ------------
                                                                                             1,089,777
                                                                                          ------------

                       See notes to financial statements.                     17

SHARES                                                                                       VALUE
------                                                                                    ------------
 FOOD STORES--0.67%
1,015     ALBERTSONS, INC...............................................................  $     52,335
1,500     FOOD LION, INC (CLASS B)......................................................        17,343
  200     GREAT ATLANTIC & PACIFIC TEA CO, INC..........................................         6,762
2,200   - KROGER CO.....................................................................        61,462
1,400   - SAFEWAY, INC..................................................................        69,300
  300   - STARBUCKS CORP................................................................        11,268
                                                                                          ------------
                                                                                               218,470
                                                                                          ------------
 FURNITURE AND FIXTURES--0.29%
  150   - ETHAN ALLEN INTERIORS, INC....................................................         5,662
  300     HON INDUSTRIES, INC...........................................................         8,756
  300     KIMBALL INTERNATIONAL, INC (CLASS B)..........................................         5,062
  400   - LEAR CORP.....................................................................        19,900
  300     LEGGETT & PLATT, INC..........................................................         8,343
  500     MILLER (HERMAN), INC..........................................................        10,500
  557     NEWELL RUBBERMAID, INC........................................................        25,900
  500     U.S. INDUSTRIES, INC..........................................................         8,500
                                                                                          ------------
                                                                                                92,623
                                                                                          ------------
 FURNITURE AND HOMEFURNISHINGS STORES--0.36%
  500   - BED BATH & BEYOND, INC........................................................        19,250
  400   - BEST BUY, INC.................................................................        27,000
  300     CIRCUIT CITY STORES-CIRCUIT CITY GROUP........................................        27,900
  200   - LINENS N THINGS, INC..........................................................         8,750
  500     PIER 1 IMPORTS, INC...........................................................         5,625
  600     TANDY CORP....................................................................        29,325
                                                                                          ------------
                                                                                               117,850
                                                                                          ------------
 GENERAL BUILDING CONTRACTORS--0.06%
  300     CENTEX CORP...................................................................        11,268
  300     KAUFMAN & BROAD HOME CORP.....................................................         7,462
                                                                                          ------------
                                                                                                18,730
                                                                                          ------------
 GENERAL MERCHANDISE STORES--2.28%
  400   - BJS WHOLESALE CLUB, INC.......................................................        12,025
  300     CASEYS GENERAL STORES, INC....................................................         4,500
  100   - CONSOLIDATED STORES CORP......................................................         2,700
  500   - COSTCO COS, INC...............................................................        40,031
1,000     DAYTON HUDSON CORP............................................................        65,000
  200     DILLARDS, INC (CLASS A).......................................................         7,025
  375     DOLLAR GENERAL CORP...........................................................        10,875
  300   - DOLLAR TREE STORES, INC.......................................................        13,200
  200     FAMILY DOLLAR STORES, INC.....................................................         4,800
  700   - FEDERATED DEPARTMENT STORES, INC..............................................        37,056
1,500   - K MART CORP...................................................................        24,656
  500   - KOHLS CORP....................................................................        38,593
  750     MAY DEPARTMENT STORES CO......................................................        30,656
  100   - NEIMAN-MARCUS GROUP, INC......................................................         2,568
  500     PENNEY, (J.C.) CO, INC........................................................        24,281
  200   - SAKS, INC.....................................................................         5,775
1,100     SEARS ROEBUCK & CO............................................................        49,018
  200   - SHOPKO STORES, INC............................................................         7,250
7,400     WAL-MART STORES, INC..........................................................       357,050
                                                                                          ------------
                                                                                               737,059
                                                                                          ------------
 HEALTH SERVICES--0.34%
1,600     COLUMBIA/HCA HEALTHCARE CORP..................................................        36,500
  200   - EXPRESS SCRIPTS, INC..........................................................        12,037
  300   - HEALTH MANAGEMENT ASSOCIATES, INC
            (CLASS A) (NEW).............................................................         3,375
1,400   - HEALTHSOUTH CORP..............................................................        20,912
   84   - LIFEPOINT HOSPITALS, INC......................................................         1,128
  200   - LINCARE HOLDINGS, INC.........................................................         5,000
1,100   - MEDPARTNERS, INC..............................................................         8,318
  100   - PEDIATRIX MEDICAL GROUP, INC..................................................         2,125
  100   - QUEST DIAGNOSTICS, INC........................................................         2,737
  200   - RENAL CARE GROUP, INC.........................................................         5,175


SHARES                                                                                       VALUE
------                                                                                    ------------
  600   - TENET HEALTHCARE CORP.........................................................  $     11,137
   84   - TRIAD HOSPITALS, INC..........................................................         1,134
                                                                                          ------------
                                                                                               109,578
                                                                                          ------------
 HEAVY CONSTRUCTION, EXCEPT BUILDING--0.01%
  200     FOSTER WHEELER CORP...........................................................         2,825
                                                                                          ------------
 HOLDING AND OTHER INVESTMENT OFFICES--0.76%
  300     APARTMENT INVESTMENT & MANAGEMENT CO..........................................        12,825
  200     ARCHSTONE COMMUNITIES TRUST...................................................         4,387
  300     BOSTON PROPERTIES, INC........................................................        10,762
  200     CAMDEN PROPERTY TRUST.........................................................         5,550
  200     CARRAMERICA REALTY CORP.......................................................         5,000
  200     CENTERPOINT PROPERTIES CORP...................................................         7,325
  600     CORNERSTONE PROPERTIES, INC...................................................         9,525
  100     COUSINS PROPERTIES, INC.......................................................         3,381
  400     CRESCENT REAL ESTATE EQUITIES CO..............................................         9,500
  100     DEVELOPERS DIVERSIFIED REALTY CORP............................................         1,662
1,100     EQUITY OFFICE PROPERTIES TRUST................................................        28,187
  400     EQUITY RESIDENTIAL PROPERTIES TRUST CO........................................        18,025
  300     FEDERAL REALTY INVESTMENT TRUST...............................................         6,881
  300     FELCOR LODGING TRUST, INC.....................................................         6,225
  100     FIRST INDUSTRIAL REALTY TRUST, INC............................................         2,743
  200     FRANCHISE FINANCE CORP OF AMERICA.............................................         4,400
  200     GENERAL GROWTH PROPERTIES, INC................................................         7,100
  200     INDYMAC MORTGAGE HOLDINGS, INC................................................         3,200
  200     KIMCO REALTY CORP.............................................................         7,825
  400     LIBERTY PROPERTY TRUST CO.....................................................         9,950
  100     MACERICH CO...................................................................         2,625
  200     MACK-CALI REALTY CORP.........................................................         6,187
  300     MERISTAR HOSPITALITY CORP.....................................................         6,731
  200     PRENTISS PROPERTIES TRUST.....................................................         4,700
  500     PRISON REALTY TRUST, INC......................................................         4,906
  300     RECKSON ASSOCIATES REALTY CORP................................................         7,050
  100     SHURGARD STORAGE CENTERS, INC.................................................         2,712
  200     SIMON PROPERTY GROUP, INC.....................................................         5,075
  200     SPIEKER PROPERTIES, INC.......................................................         7,775
  200     STARWOOD FINANCIAL TRUST......................................................        12,400
  300     VORNADO REALTY TRUST..........................................................        10,593
  200     WASHINGTON REAL ESTATE INVESTMENT TRUST.......................................         3,387
  200     WEINGARTEN REALTY INVESTORS, INC..............................................         8,350
                                                                                          ------------
                                                                                               246,944
                                                                                          ------------
 HOTELS AND OTHER LODGING PLACES--0.33%
2,400   - CENDANT CORP..................................................................        49,200
  400   - EXTENDED STAY AMERICA, INC....................................................         4,800
  200     HILTON HOTELS CORP............................................................         2,837
  400   - MANDALAY RESORT GROUP.........................................................         8,450
1,300   - PARK PLACE ENTERTAINMENT......................................................        12,593
  400   - PROMUS HOTEL CORP.............................................................        12,400
  500     STARWOOD HOTELS & RESORTS WORLDWIDE...........................................        15,281
                                                                                          ------------
                                                                                               105,561
                                                                                          ------------
 INDUSTRIAL MACHINERY AND EQUIPMENT--7.85%
  700   - 3COM CORP.....................................................................        18,681
  500   - ADAPTEC, INC..................................................................        17,656
  400   - AMERICAN STANDARD COS, INC....................................................        19,200
  600   - APPLE COMPUTER, INC...........................................................        27,787
1,100   - APPLIED MATERIALS, INC........................................................        81,262
  200     APPLIED POWER, INC (CLASS A)..................................................         5,462
  700     BAKER HUGHES, INC.............................................................        23,450
  300     BLACK & DECKER CORP...........................................................        18,937
  400     BRUNSWICK CORP................................................................        11,150
  200   - C-CUBE MICROSYSTEMS, INC......................................................         6,337
  700   - CABLETRON SYSTEMS, INC........................................................         9,100
  100     CASE CORP.....................................................................         4,812
  800     CATERPILLAR, INC..............................................................        48,000
  500   - CIRRUS LOGIC, INC.............................................................         4,437

18                     See notes to financial statements.

SHARES                                                                                       VALUE
------                                                                                    ------------
 INDUSTRIAL MACHINERY AND EQUIPMENT--(CONTINUED)
8,600   - CISCO SYSTEMS, INC............................................................  $    554,162
  300   - COLTEC INDUSTRIES, INC........................................................         6,506
4,200     COMPAQ COMPUTER CORP..........................................................        99,487
  200     CUMMINS ENGINE CO, INC........................................................        11,425
  600     DEERE & CO....................................................................        23,775
5,400   - DELL COMPUTER CORP............................................................       199,800
  400     DIEBOLD, INC..................................................................        11,500
  400     DOVER CORP....................................................................        14,000
2,800   - EMC CORP......................................................................       154,000
  100   - GATEWAY, INC..................................................................         5,900
2,400     HEWLETT-PACKARD CO............................................................       241,200
  100     IDEX CORP.....................................................................         3,287
  400     INGERSOLL-RAND CO.............................................................        25,850
4,900     INTERNATIONAL BUSINESS MACHINES CORP..........................................       633,325
  200   - LAM RESEARCH CORP.............................................................         9,337
  400   - LEXMARK INTERNATIONAL GROUP (CLASS A).........................................        26,425
  300     MILACRON, INC.................................................................         5,550
  100     NACCO INDUSTRIES, INC (CLASS A)...............................................         7,350
  200   - NOVELLUS SYSTEMS, INC.........................................................        13,650
  600     PALL CORP.....................................................................        13,312
  100     PENTAIR, INC..................................................................         4,575
  600     PITNEY BOWES, INC.............................................................        38,550
  800   - QUANTUM CORP..................................................................        19,300
  800   - SEAGATE TECHNOLOGY, INC.......................................................        20,500
  300   - SILICON GRAPHICS, INC.........................................................         4,912
  500   - STORAGE TECHNOLOGY CORP.......................................................        11,375
  300     SYMBOL TECHNOLOGIES, INC......................................................        11,062
  100     TECUMSEH PRODUCTS CO (CLASS A)................................................         6,056
  700     TENNECO, INC..................................................................        16,712
  300     TIMKEN CO.....................................................................         5,850
  800   - UNISYS CORP...................................................................        31,150
  200   - VISUAL NETWORKS, INC..........................................................         6,400
  500   - WESTERN DIGITAL CORP..........................................................         3,250
  200     YORK INTERNATIONAL CORP.......................................................         8,562
                                                                                          ------------
                                                                                             2,544,366
                                                                                          ------------
 INSTRUMENTS AND RELATED PRODUCTS--2.14%
  100     BAUSCH & LOMB, INC............................................................         7,650
  600     BAXTER INTERNATIONAL, INC.....................................................        36,375
  100     BECKMAN COULTER, INC..........................................................         4,862
  500     BECTON DICKINSON & CO.........................................................        15,000
  200   - BIOMET, INC...................................................................         7,950
  700   - BOSTON SCIENTIFIC CORP........................................................        30,756
  200     DENTSPLY INTERNATIONAL, INC...................................................         5,600
  900     EASTMAN KODAK CO..............................................................        60,975
   17   - GENZYME SURGICAL PRODUCTS.....................................................            74
1,000   - GUIDANT CORP..................................................................        51,437
  400     HONEYWELL, INC................................................................        46,350
  300     JOHNSON CONTROLS, INC.........................................................        20,793
  200   - KLA-TENCOR CORP...............................................................        12,975
  100   - LITTON INDUSTRIES, INC........................................................         7,175
1,418     MEDTRONIC, INC................................................................       110,426
  300   - METTLER-TOLEDO INTERNATIONAL, INC.............................................         7,443
   50   - PE CORP-CELERA GENOMICS GROUP.................................................           809
  200     PE CORP-PE BIOSYSTEMS GROUP...................................................        22,950
  300     POLAROID CORP.................................................................         8,287
  800     RAYTHEON CO (CLASS B).........................................................        56,300
  400   - ST. JUDE MEDICAL, INC.........................................................        14,250
  400   - STERIS CORP...................................................................         7,750
  100   - STRYKER CORP..................................................................         6,012
  300   - SYBRON INTERNATIONAL CORP.....................................................         8,268
  300     TEKTRONIX, INC................................................................         9,056
  200   - TERADYNE, INC.................................................................        14,350
  200   - VISX, INC.....................................................................        15,837


SHARES                                                                                       VALUE
------                                                                                    ------------
  200   - WATERS CORP...................................................................  $     10,625
1,600     XEROX CORP....................................................................        94,500
                                                                                          ------------
                                                                                               694,835
                                                                                          ------------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.16%
  700    MARSH & MCLENNAN COS, INC......................................................        52,850
                                                                                          ------------
 INSURANCE CARRIERS--5.25%
  400     AETNA, INC....................................................................        35,775
  800     AFLAC, INC....................................................................        38,300
  300   - ALLMERICA FINANCIAL CORP......................................................        18,243
2,200     ALLSTATE CORP.................................................................        78,925
  300     AMBAC FINANCIAL GROUP, INC....................................................        17,137
  200     AMERICAN FINANCIAL GROUP, INC.................................................         6,812
  600     AMERICAN GENERAL CORP.........................................................        45,225
3,456     AMERICAN INTERNATIONAL GROUP, INC.............................................       404,568
  750     AON CORP......................................................................        30,937
   10   - BERKSHIRE HATHAWAY, INC (CLASS B).............................................        22,400
  300     CHUBB CORP....................................................................        20,850
  600     CIGNA CORP....................................................................        53,400
  700     CINCINNATI FINANCIAL CORP.....................................................        26,293
9,150     CITIGROUP, INC................................................................       434,625
  200     COMMERCE GROUP, INC...........................................................         4,875
  600     CONSECO, INC..................................................................        18,262
  100     ENHANCE FINANCIAL SERVICES GROUP, INC.........................................         1,975
  300     EQUITABLE COS, INC............................................................        20,100
  200     EVEREST REINSURANCE HOLDINGS, INC.............................................         6,525
  100   - EXECUTIVE RISK, INC...........................................................         8,506
  220     FIDELITY NATIONAL FINANCIAL, INC..............................................         4,620
  300     FIRST AMERICAN FINANCIAL CORP.................................................         5,362
  400     FREMONT GENERAL CORP..........................................................         7,550
  400     HARTFORD FINANCIAL SERVICES GROUP, INC........................................        23,325
  100     HARTFORD LIFE, INC (CLASS A)..................................................         5,262
  200     HORACE MANN EDUCATORS CORP....................................................         5,437
  600   - HUMANA, INC...................................................................         7,762
  400     JEFFERSON-PILOT CORP..........................................................        26,475
  100     LANDAMERICA FINANCIAL GROUP, INC..............................................         2,875
  600     LINCOLN NATIONAL CORP.........................................................        31,387
  200     LOEWS CORP....................................................................        15,825
  100     MBIA, INC.....................................................................         6,475
  400     MGIC INVESTMENT CORP..........................................................        19,450
  800     OLD REPUBLIC INTERNATIONAL CORP...............................................        13,850
  500   - OXFORD HEALTH PLANS, INC......................................................         7,781
  300   - PACIFICARE HEALTH SYSTEMS, INC (CLASS A)......................................        21,581
  100     PMI GROUP, INC................................................................         6,281
  100     PROGRESSIVE CORP..............................................................        14,500
  100     PROVIDENT COS, INC............................................................         4,000
  100     RADIAN GROUP, INC.............................................................         4,881
  150     REINSURANCE GROUP OF AMERICA, INC.............................................         5,287
  400     RELIASTAR FINANCIAL CORP......................................................        17,500
  200     SAFECO CORP...................................................................         8,825
  400     ST. PAUL COS, INC.............................................................        12,725
  500     TORCHMARK CORP................................................................        17,062
  200     TRANSAMERICA CORP.............................................................        15,000
  200     TRAVELERS PROPERTY CASUALTY CORP..............................................         7,825
  200   - TRIGON HEALTHCARE, INC........................................................         7,275
  500     UNITED HEALTHCARE CORP........................................................        31,312
  200     UNUM CORP.....................................................................        10,950
  300   - WELLPOINT HEALTH NETWORKS, INC................................................        25,462
  100     WHITE MOUNTAINS INSURANCE.....................................................        14,100
                                                                                          ------------
                                                                                             1,701,735
                                                                                          ------------
 LOCAL AND INTERURBAN PASSENGER TRANSIT--0.03%
  200   - COACH U.S.A., INC.............................................................         8,387
                                                                                          ------------
 LUMBER AND WOOD PRODUCTS--0.23%
  300   - CHAMPION ENTERPRISES, INC.....................................................         5,587
  600     CLAYTON HOMES, INC............................................................         6,862
  400     GEORGIA-PACIFIC CORP (PACKAGING GROUP)........................................        18,950

                       See notes to financial statements.                     19

SHARES                                                                                       VALUE
------                                                                                    ------------
 LUMBER AND WOOD PRODUCTS--(CONTINUED)
  600     LOUISIANA PACIFIC CORP........................................................  $     14,250
  400     WEYERHAEUSER CO...............................................................        27,500
                                                                                          ------------
                                                                                                73,149
                                                                                          ------------
 METAL MINING--0.17%
  600     CYPRUS AMAX MINERALS CO.......................................................         9,112
  800   - FREEPORT-MCMORAN COPPER & GOLD, INC (CLASS B).................................        14,350
1,500     HOMESTAKE MINING CO...........................................................        12,281
  200     NEWMONT MINING CORP...........................................................         3,975
  100     PHELPS DODGE CORP.............................................................         6,193
  300   - STILLWATER MINING CO..........................................................         9,806
                                                                                          ------------
                                                                                                55,717
                                                                                          ------------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.42%
  300     HASBRO, INC...................................................................         8,381
  300     JOSTENS, INC..................................................................         6,318
  980     MATTEL, INC...................................................................        25,908
1,100     MINNESOTA MINING & MANUFACTURING CO...........................................        95,631
                                                                                          ------------
                                                                                               136,238
                                                                                          ------------
 MISCELLANEOUS RETAIL--0.89%
  300   - AMAZON.COM, INC...............................................................        37,537
1,000     CVS CORP......................................................................        50,750
  750   - OFFICE DEPOT, INC.............................................................        16,546
  500     RITE AID CORP.................................................................        12,312
1,500   - STAPLES, INC..................................................................        46,406
  100     TIFFANY & CO..................................................................         9,650
1,000   - TOYS R US, INC................................................................        20,687
2,800     WALGREEN CO...................................................................        82,250
  300   - ZALE CORP.....................................................................        12,000
                                                                                          ------------
                                                                                               288,138
                                                                                          ------------
 MOTION PICTURES--1.13%
5,500   - DISNEY (WALT) CO..............................................................       169,468
  100   - HOLLYWOOD ENTERTAINMENT CORP..................................................         1,956
  100   - KING WORLD PRODUCTIONS, INC...................................................         3,481
2,600     TIME WARNER, INC..............................................................       191,100
                                                                                          ------------
                                                                                               366,005
                                                                                          ------------
 NONDEPOSITORY INSTITUTIONS--2.02%
1,200     AMERICAN EXPRESS CO...........................................................       156,150
  300   - AMERICREDIT CORP..............................................................         4,800
1,800     ASSOCIATES FIRST CAPITAL CORP.................................................        79,762
  600     CAPITAL ONE FINANCIAL CORP....................................................        33,412
  300     COUNTRYWIDE CREDIT INDUSTRIES, INC............................................        12,825
2,700     FEDERAL NATIONAL MORTGAGE ASSOCIATION.........................................       184,612
1,900     FREDDIE MAC...................................................................       110,200
1,100     HOUSEHOLD INTERNATIONAL, INC..................................................        52,112
  300     LEUCADIA NATIONAL CORP........................................................         7,612
  300     SLM HOLDINGS CORP.............................................................        13,743
                                                                                          ------------
                                                                                               655,228
                                                                                          ------------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.05%
  200     MARTIN MARIETTA MATERIALS, INC................................................        11,800
  100     VULCAN MATERIALS CO...........................................................         4,825
                                                                                          ------------
                                                                                                16,625
                                                                                          ------------
 OIL AND GAS EXTRACTION--0.64%
  100     ANADARKO PETROLEUM CORP.......................................................         3,681
  200     APACHE CORP...................................................................         7,800
  300     BURLINGTON RESOURCES, INC.....................................................        12,975
  400     DIAMOND OFFSHORE DRILLING, INC................................................        11,350
  600     ENSCO INTERNATIONAL, INC......................................................        11,962
  500   - GLOBAL MARINE, INC............................................................         7,718
1,100     HALLIBURTON CO................................................................        49,775
  300     HELMERICH & PAYNE, INC........................................................         7,143
  300     KERR-MCGEE CORP...............................................................        15,056


SHARES                                                                                       VALUE
------                                                                                    ------------
  500   - NOBLE DRILLING CORP...........................................................  $      9,843
1,000     OCCIDENTAL PETROLEUM CORP.....................................................        21,125
  600   - PIONEER NATURAL RESOURCES CO..................................................         6,600
  800   - R & B FALCON CORP.............................................................         7,500
  400   - ROWAN COS, INC................................................................         7,375
  600   - SANTA FE SNYDER CORP..........................................................         4,575
  300     TRANSOCEAN OFFSHORE, INC......................................................         7,875
1,000     UNION PACIFIC RESOURCES GROUP, INC............................................        16,312
                                                                                          ------------
                                                                                               208,665
                                                                                          ------------
 PAPER AND ALLIED PRODUCTS--0.76%
  100     AVERY DENNISON CORP...........................................................         6,037
  300     BOISE CASCADE CORP............................................................        12,862
  100     CHAMPION INTERNATIONAL CORP...................................................         4,787
  700     FORT JAMES CORP...............................................................        26,512
1,245     INTERNATIONAL PAPER CO........................................................        62,872
1,400     KIMBERLY-CLARK CORP...........................................................        79,800
  100     MEAD CORP.....................................................................         4,175
  200   - SMURFIT-STONE CONTAINER CORP..................................................         4,112
  600     SONOCO PRODUCTS CO............................................................        17,962
  100     ST. JOE CO....................................................................         2,700
  100     TEMPLE-INLAND, INC............................................................         6,825
  400     WILLAMETTE INDUSTRIES, INC....................................................        18,425
                                                                                          ------------
                                                                                               247,069
                                                                                          ------------
 PERSONAL SERVICES--0.13%
  400     BLOCK (H&R), INC..............................................................        20,000
  200     CINTAS CORP...................................................................        13,437
  500     SERVICE CORP INTERNATIONAL....................................................         9,625
                                                                                          ------------
                                                                                                43,062
                                                                                          ------------
 PETROLEUM AND COAL PRODUCTS--3.72%
  100     AMERADA HESS CORP.............................................................         5,950
  400     ASHLAND, INC..................................................................        16,050
  800     ATLANTIC RICHFIELD CO.........................................................        66,850
  100   - BP AMOCO PLC (SPONS ADR)......................................................        10,850
1,800     CHEVRON CORP..................................................................       171,337
6,400     EXXON CORP....................................................................       493,600
2,200     MOBIL CORP....................................................................       217,800
  200     MURPHY OIL CORP...............................................................         9,762
  200     PENNZENERGY CO................................................................         3,337
  200     PENNZOIL-QUAKER STATE CO......................................................         3,000
  600     PHILLIPS PETROLEUM CO.........................................................        30,187
  500     SUNOCO, INC...................................................................        15,093
1,500     TEXACO, INC...................................................................        93,750
  600     TOSCO CORP....................................................................        15,562
  500     ULTRAMAR DIAMOND SHAMROCK CORP................................................        10,906
  500     UNOCAL CORP...................................................................        19,812
  600     USX-MARATHON GROUP, INC.......................................................        19,537
                                                                                          ------------
                                                                                             1,203,383
                                                                                          ------------
 PRIMARY METAL INDUSTRIES--0.34%
  800     ALCOA, INC....................................................................        49,500
  100   - CABLE DESIGN TECHNOLOGIES CO..................................................         1,543
  200     CARPENTER TECHNOLOGY CORP.....................................................         5,712
  300     ENGELHARD CORP................................................................         6,787
  100   - MAXXAM, INC...................................................................         6,450
  200   - MUELLER INDUSTRIES, INC.......................................................         6,787
  300     NUCOR CORP....................................................................        14,231
  500     USX-US STEEL GROUP, INC.......................................................        13,500
  400     WORTHINGTON INDUSTRIES, INC...................................................         6,575
                                                                                          ------------
                                                                                               111,085
                                                                                          ------------
 PRINTING AND PUBLISHING--0.91%
  500     BELO (A.H.) CORP SERIES A.....................................................         9,843
  200     CENTRAL NEWSPAPERS, INC (CLASS A).............................................         7,525
  400     DELUXE CORP...................................................................        15,575
  100     DONNELLEY (R.R.) & SONS CO....................................................         3,706

20                     See notes to financial statements.

SHARES                                                                                       VALUE
------                                                                                    ------------
 PRINTING AND PUBLISHING--(CONTINUED)
  800     GANNETT CO, INC...............................................................  $     57,100
  200     KNIGHT-RIDDER, INC............................................................        10,987
  300     LEE ENTERPRISES, INC..........................................................         9,150
  600     MCGRAW HILL COS, INC..........................................................        32,362
  200     MEREDITH CORP.................................................................         6,925
  300     NEW YORK TIMES CO (CLASS A)...................................................        11,043
  200   - PRIMEDIA, INC.................................................................         3,387
  300     READER'S DIGEST ASSOCIATION, INC
            (CLASS A) (NON-VOTE)........................................................       11,925
  400     REYNOLDS & REYNOLDS CO (CLASS A)..............................................         9,325
  400     TRIBUNE CO....................................................................        34,850
  200     WALLACE COMPUTER SERVICES, INC................................................         5,000
  100   - WASHINGTON POST CO (CLASS B)..................................................        53,775
  200   - WILEY (JOHN) & SONS, INC (CLASS A)............................................         3,525
  300   - WORLD COLOR PRESS, INC........................................................         8,250
                                                                                          ------------
                                                                                               294,253
                                                                                          ------------
 RAILROAD TRANSPORTATION--0.43%
1,500     BURLINGTON NORTHERN SANTA FE CORP.............................................        46,500
  400     CSX CORP......................................................................        18,125
  300     KANSAS CITY SOUTHERN INDUSTRIES, INC..........................................        19,143
  700     NORFOLK SOUTHERN CORP.........................................................        21,087
  600     UNION PACIFIC CORP............................................................        34,987
                                                                                          ------------
                                                                                               139,842
                                                                                          ------------
 REAL ESTATE--0.04%
  300     ARDEN REALTY GROUP, INC.......................................................         7,387
  400     STEWART ENTERPRISES, INC (CLASS A)............................................         5,825
                                                                                          ------------
                                                                                                13,212
                                                                                          ------------
 RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS--0.51%
  100     APTARGROUP, INC...............................................................         3,000
  200     ARMSTRONG WORLD INDUSTRIES, INC...............................................        11,562
  300     GOODYEAR TIRE & RUBBER CO.....................................................        17,643
  600     ILLINOIS TOOL WORKS, INC......................................................        49,200
  300     NIKE, INC (CLASS B)...........................................................        18,993
  300     PREMARK INTERNATIONAL, INC....................................................        11,250
  300   - SAFESKIN CORP.................................................................         3,600
  300   - SEALED AIR CORP...............................................................        19,462
  600   - SOLUTIA, INC..................................................................        12,787
  100   - SYNETIC, INC..................................................................         6,875
  400     TUPPERWARE CORP...............................................................        10,200
                                                                                          ------------
                                                                                               164,572
                                                                                          ------------
 SECURITY AND COMMODITY BROKERS--1.46%
  200   - AFFILIATED MANAGERS GROUP, INC................................................         6,037
  100   - AMERITRADE HOLDINGS CORP (CLASS A)............................................        10,600
  410     BEAR STEARNS COS, INC.........................................................        19,167
  600   - E TRADE GROUP, INC............................................................        23,962
  500     EDWARDS (A.G.), INC...........................................................        16,125
  500     FRANKLIN RESOURCES, INC.......................................................        20,312
  400     LEHMAN BROTHERS HOLDINGS, INC.................................................        24,900
  700     MERRILL LYNCH & CO, INC.......................................................        55,956
1,500     MORGAN STANLEY, DEAN WITTER, & CO.............................................       153,750
  400     PAINE WEBBER GROUP, INC.......................................................        18,700
  400     PRICE (T. ROWE) ASSOCIATES, INC...............................................        15,350
  200     RAYMOND JAMES FINANCIAL CORP..................................................         4,787
  950     SCHWAB (CHARLES) CORP.........................................................       104,381
                                                                                          ------------
                                                                                               474,027
                                                                                          ------------
 STONE, CLAY, AND GLASS PRODUCTS--0.21%
  500     CORNING, INC..................................................................        35,062
  200   - DEPARTMENT 56, INC............................................................         5,375
  200     LAFARGE CORP..................................................................         7,087
  300     OWENS CORNING CO..............................................................        10,312
  300   - OWENS ILLINOIS, INC...........................................................         9,806
                                                                                          ------------
                                                                                                67,642
                                                                                          ------------


SHARES                                                                                       VALUE
------                                                                                    ------------
 TEXTILE MILL PRODUCTS--0.03%
  200   - MOHAWK INDUSTRIES, INC........................................................  $      6,075
  100     WESTPOINT STEVENS, INC........................................................         2,981
                                                                                          ------------
                                                                                                 9,056
                                                                                          ------------
 TOBACCO PRODUCTS--0.84%
6,100     PHILIP MORRIS COS, INC........................................................       245,143
  333   - RJR REYNOLDS TOBACCO HOLDINGS, INC............................................        10,489
  600     UST, INC......................................................................        17,550
                                                                                          ------------
                                                                                               273,182
                                                                                          ------------
 TRANSPORTATION BY AIR--0.51%
  300     AIRBORNE FREIGHT CORP.........................................................         8,306
  100   - ALASKA AIR GROUP, INC.........................................................         4,175
  400   - AMR CORP......................................................................        27,300
  300   - CONTINENTAL AIRLINES, INC (CLASS B)...........................................        11,287
  400     DELTA AIRLINES, INC...........................................................        23,050
  800   - FDX CORP......................................................................        43,400
1,000     SOUTHWEST AIRLINES CO.........................................................        31,125
  200   - U.S. AIRWAYS GROUP, INC.......................................................         8,712
  100   - UAL CORP......................................................................         6,500
                                                                                          ------------
                                                                                               163,855
                                                                                          ------------
 TRANSPORTATION EQUIPMENT--2.95%
1,300     ALLIED SIGNAL, INC............................................................        81,900
  100     ARVIN INDUSTRIES, INC.........................................................         3,787
  300     AUTOLIV, INC..................................................................         9,075
  100   - BE AEROSPACE, INC.............................................................         1,868
2,600     BOEING CO.....................................................................       114,887
  200     CORDANT TECHNOLOGIES, INC.....................................................         9,037
  300     DANA CORP.....................................................................        13,818
  300     DANAHER CORP..................................................................        17,437
1,188     DELPHI AUTOMOTIVE SYSTEMS CORP................................................        22,052
  300     EATON CORP....................................................................        27,600
  300     FEDERAL-MOGUL CORP............................................................        15,600
  200     FLEETWOOD ENTERPRISES, INC....................................................         5,287
2,800     FORD MOTOR CO.................................................................       158,025
  200     GENCORP, INC..................................................................         5,050
  400     GENERAL DYNAMICS CORP.........................................................        27,400
1,700     GENERAL MOTORS CORP...........................................................       112,200
  100   - GENERAL MOTORS CORP (CLASS H).................................................         5,625
  400     GOODRICH (B.F.) CO............................................................        17,000
  300   - GULFSTREAM AEROSPACE CORP.....................................................        20,268
  500     HARLEY DAVIDSON, INC..........................................................        27,187
  100     ITT INDUSTRIES, INC...........................................................         3,812
  700     LOCKHEED MARTIN CORP..........................................................        26,075
  200     MASCOTECH, INC................................................................         3,387
  400     MERITOR AUTOMOTIVE, INC.......................................................        10,200
  300   - NAVISTAR INTERNATIONAL CORP...................................................        15,000
  200     NORTHROP GRUMMAN CORP.........................................................        13,262
  300     PACCAR, INC...................................................................        16,012
  200     POLARIS INDUSTRIES, INC.......................................................         8,700
  100   - SPX CORP......................................................................         8,350
  400     TEXTRON, INC..................................................................        32,925
  200     TRINITY INDUSTRIES, INC.......................................................         6,700
  400     TRW, INC......................................................................        21,950
1,300     UNITED TECHNOLOGIES CORP......................................................        93,193
                                                                                          ------------
                                                                                               954,669
                                                                                          ------------
 TRANSPORTATION SERVICES--0.08%
  200     GALILEO INTERNATIONAL, INC....................................................        10,687
  400     GATX CORP.....................................................................        15,225
                                                                                          ------------
                                                                                                25,912
                                                                                          ------------
 TRUCKING AND WAREHOUSING--0.01%
  100     USFREIGHTWAYS CORP............................................................         4,631
                                                                                          ------------

                       See notes to financial statements.                     21

SHARES                                                                                       VALUE
------                                                                                    ------------
 WATER TRANSPORTATION--0.04%
  200     ALEXANDER & BALDWIN, INC......................................................  $      4,450
  300     TIDEWATER, INC................................................................         9,150
                                                                                          ------------
                                                                                                13,600
                                                                                          ------------
 WHOLESALE TRADE-DURABLE GOODS--0.21%
  400   - ARROW ELECTRONICS, INC........................................................         7,600
  200   - FISHER SCIENTIFIC INTERNATIONAL, INC..........................................         4,462
  200     GENUINE PARTS CO..............................................................         7,000
  400     GRAINGER (W.W.), INC..........................................................        21,525
  700     IKON OFFICE SOLUTIONS, INC....................................................        10,500
  200   - INGRAM MICRO, INC (CLASS A)...................................................         5,150
  100   - PATTERSON DENTAL CO...........................................................         3,475
  200   - TECH DATA CORP................................................................         7,650
                                                                                          ------------
                                                                                                67,362
                                                                                          ------------
 WHOLESALE TRADE-NONDURABLE GOODS--0.74%
  200   - AMERISOURCE HEALTH CORP (CLASS A).............................................         5,100
  600     BERGEN BRUNSWIG CORP (CLASS A)................................................        10,350
  800     CARDINAL HEALTH, INC..........................................................        51,300
  900     ENRON CORP....................................................................        73,808
  600     FORTUNE BRANDS, INC...........................................................        24,825
  655     MCKESSON HBOC, INC............................................................        21,041
  300   - NU SKIN ENTERPRISES, INC (CLASS A)............................................         5,981
  700     SUPERVALU, INC................................................................        17,981


SHARES                                                                                       VALUE
------                                                                                    ------------
  800     SYSCO CORP....................................................................  $     23,850
  200   - UNITED STATIONERS, INC........................................................         4,400
                                                                                          ------------
                                                                                               238,636
                                                                                          ------------
         TOTAL COMMON STOCK
          (COST $28,024,831)............................................................    31,949,712
                                                                                          ------------
         TOTAL PORTFOLIO
          (COST $28,024,831)............................................................  $ 31,949,712
                                                                                          ------------
                                                                                          ------------

---------------

  -  Non-income producing
  # Restricted Security - Investment in security not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At June 30, 1999, the value of this security amounted to $30 or 0.00% of net assets.

     Additional information on the restricted security is as follows:

                                       ACQUISITION
SECURITY                                  DATE       ACQUISITION COST
------------------------------------  -------------  -----------------
PROCURENET, INC                          04/15/99        $      30
                                                                --
                                                                --

22                     See notes to financial statements.

 [LOGO]    TEACHERS INSURANCE AND ANNUITY ASSOCIATION     PRESORTED
           COLLEGE RETIREMENT EQUITIES FUND                STANDARD
           730 Third Avenue                              U.S. POSTAGE
           New York, NY 10017-3206                           PAID
                                                          TIAA-CREF

[LOGO]  Printed on recycled paper
        PAS-FIN-8/99